UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

5940 S. Rainbow Blvd., Suite 400, PMB 57150	Las Vegas, Nevada 89118
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl
The Investment House LLC

5940 S. Rainbow Blvd., Suite 400, PMB 57150, Las Vegas, Nevada 89118
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Investment House Growth Fund

(TIHGX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.tihllc.com. You can also request this information by contacting us at (888) 456-9518.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$165	1.45%

How did the Fund perform during the reporting period?

For the fiscal year ended July 31, 2024, the Fund returned 28.2% vs 22.2% for the S&P 500 Index (the “benchmark”). The Fund continued to benefit from its heavy allocation to the Information Technology (46.8% vs 31.4% for the benchmark) sector although the Fund’s sector performance lagged 32.1% vs 35.2% for the benchmark. Communications Services concentration was also heavier, 21.1% vs 8.9% for the benchmark, while our companies outperformed the benchmark’s allocation to Consumer Services companies 37.4% to 30.05%. Energy, Real Estate, and Utilities all had positive benchmark performance, whereas the Fund had no exposure to these sectors. In Financials and Healthcare, the Fund’s allocations were roughly half the benchmark’s (12.5% vs 25.0%) and in the former the Fund underperformed 14.7% to 26.1%, whereas in the latter the Fund outperformed 30.4% to 13.5%. In Consumer Discretionary the Fund’s exposure was about even with the benchmark (11.9% vs 10.0% for the S&P), but the Fund outperformed 33.2% to 12.1%. Likewise in Materials the Fund outperformed 27.3% to 9.8%, although the Fund’s weight (1.6%) was lower than the index (2.2%).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
$38,172
$34,403
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Investment House Growth Fund (The)
S&P 500® Index

	Investment House Growth Fund (The)	S&P 500® Index
Jul-2014	$10,000	$10,000
Jul-2015	$11,176	$11,121
Jul-2016	$11,565	$11,745
Jul-2017	$14,501	$13,629
Jul-2018	$17,341	$15,843
Jul-2019	$18,895	$17,108
Jul-2020	$23,968	$19,153
Jul-2021	$32,525	$26,134
Jul-2022	$25,349	$24,921
Jul-2023	$29,787	$28,165
Jul-2024	$38,172	$34,403

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	28.15%	15.10%	14.33%
S&P 500® Index	22.15%	15.00%	13.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$214,410,384
  Number of Portfolio Holdings36
  Advisory Fee $2,880,762
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
46.8%
Communications
21.1%
Consumer Discretionary
11.9%
Health Care
7.9%
Financials
4.6%
Consumer Staples
2.9%
Industrials
2.7%
Materials
1.6%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.6%
Materials	1.6%
Industrials	2.7%
Consumer Staples	2.9%
Financials	4.6%
Health Care	7.9%
Consumer Discretionary	11.9%
Communications	21.1%
Technology	46.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	13.7%
Intuit, Inc.	8.5%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. - Classes A & C	7.4%
NVIDIA Corporation	7.0%
Intuitive Surgical, Inc.	5.6%
Texas Instruments, Inc.	3.3%
Adobe, Inc.	3.1%
Accenture plc - Class A	2.8%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

The Investment House Growth Fund (TIHGX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.tihllc.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-TIHGX

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert. It was the view of the committee that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,100 and $13,500 with respect to the registrant’s fiscal years ended July 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,100 and $3,100 with respect to the registrant’s fiscal years ended July 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended July 31, 2024 and 2023, aggregate non-audit fees of $3,100 and $3,100, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Investment House Funds

The Investment House Growth Fund

Financial Statements
July 31, 2024

The Investment House Growth Fund
Schedule of Investments
July 31, 2024
COMMON STOCKS — 99.5%	Shares	Value
Communications — 21.1%
Internet Media & Services — 21.1%
Alphabet, Inc. - Class A	65,500	$11,235,870
Alphabet, Inc. - Class C	26,350	4,562,502
Meta Platforms, Inc. - Class A	62,000	29,439,460
		45,237,832
Consumer Discretionary — 11.9%
E-Commerce Discretionary — 9.8%
Amazon.com, Inc. (a)	94,500	17,669,610
MercadoLibre, Inc. (a)	1,950	3,254,355
		20,923,965
Retail - Discretionary — 2.1%
Lowe’s Companies, Inc.	8,500	2,086,835
Williams-Sonoma, Inc.	16,000	2,474,880
		4,561,715
Consumer Staples — 2.9%
Household Products — 1.0%
Church & Dwight Company, Inc.	22,000	2,156,220

Retail - Consumer Staples — 1.9%
Costco Wholesale Corporation	5,000	4,110,000

Financials — 4.6%
Institutional Financial Services — 3.3%
Intercontinental Exchange, Inc.	30,000	4,546,800
Nu Holdings Ltd. - Class A (a)	210,000	2,547,300
		7,094,100
Specialty Finance — 1.3%
American Express Company	11,000	2,783,440

Health Care — 7.9%
Health Care Facilities & Services — 1.1%
Charles River Laboratories International, Inc. (a)	10,000	2,441,000

Medical Equipment & Devices — 6.8%
Intuitive Surgical, Inc. (a)	27,000	12,004,470
Stryker Corporation	7,500	2,455,875
		14,460,345

See accompanying notes to financial statements.

The Investment House Growth Fund
Schedule of Investments
July 31, 2024
COMMON STOCKS — 99.5% (Continued)	Shares	Value
Industrials — 2.7%
Commercial Support Services — 1.1%
Waste Management, Inc.	12,000	$2,431,920

Transportation & Logistics — 1.6%
Norfolk Southern Corporation	7,000	1,746,920
United Parcel Service, Inc. - Class B	12,000	1,564,440
		3,311,360
Materials — 1.6%
Chemicals — 1.6%
Ecolab, Inc.	15,000	3,460,350

Technology — 46.8%
Semiconductors — 11.5%
NVIDIA Corporation	127,555	14,926,486
QUALCOMM, Inc.	13,700	2,479,015
Texas Instruments, Inc.	35,000	7,133,350
		24,538,851
Software — 17.0%
Adobe, Inc. (a)	12,000	6,619,800
Autodesk, Inc. (a)	11,000	2,722,720
CrowdStrike Holdings, Inc. - Class A (a)	16,000	3,711,360
Intuit, Inc.	28,275	18,303,822
Microsoft Corporation	12,000	5,020,200
		36,377,902
Technology Hardware — 9.9%
Apple, Inc.	78,028	17,328,458
Motorola Solutions, Inc.	10,000	3,989,200
		21,317,658

See accompanying notes to financial statements.

The Investment House Growth Fund
Schedule of Investments
July 31, 2024
COMMON STOCKS — 99.5% (Continued)	Shares	Value
Technology — 46.8% (Continued)
Technology Services — 8.4%
Accenture plc - Class A	17,900	$5,918,098
Automatic Data Processing, Inc.	7,000	1,838,340
Block, Inc. - Class A (a)	25,000	1,547,000
Paychex, Inc.	24,000	3,072,480
PayPal Holdings, Inc. (a)	45,000	2,960,100
Visa, Inc. - Class A	10,000	2,656,700
		17,992,718

Total Common Stocks (Cost $32,438,726)		$213,199,376

MONEY MARKET FUND — 0.6%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $1,328,237)	1,328,237	$1,328,237

Total Investments at Value — 100.1% (c)
(Cost $33,766,963)		$214,527,613

Liabilities in Excess of Other Assets — (0.1%)		(117,229)

Net Assets — 100.0%		$214,410,384

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of July 31, 2024.

(c)	All securities are pledged as collateral for the Fund’s bank line of credit (Note 5).

See accompanying notes to financial statements.

The Investment House Growth Fund
Statement of Assets and Liabilities
July 31, 2024
ASSETS
Investments in securities:
At cost	$33,766,963
At value (Note 2)	$214,527,613
Receivable for capital shares sold	51,749
Dividends receivable	106,890
Tax reclaims receivable	11,874
Total Assets	214,698,126

LIABILITIES
Accrued investment advisory fees (Note 4)	265,303
Accrued Trustees’ fees (Note 4)	22,439
Total Liabilities	287,742

NET ASSETS	214,410,384

Net assets consist of:
Paid-in capital	$34,919,314
Distributable earnings	179,491,070
Net assets	$214,410,384

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,715,920

Net asset value, redemption price and offering price per share (Note 2)	$78.95

See accompanying notes to financial statements.

The Investment House Growth Fund
Statement of Operations
For the Year Ended July 31, 2024
INVESTMENT INCOME
Dividend income	$1,387,633

EXPENSES
Investment advisory fees (Note 4)	2,880,762
Borrowing costs and bank fees (Note 5)	69,153
Trustees’ fees (Note 4)	22,500
Total expenses	2,972,415

NET INVESTMENT LOSS	(1,584,782)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized loss from investment transactions	(263,607)
Net realized gains from in-kind redemptions	29,995,047
Net change in unrealized appreciation (depreciation) on investments	24,219,900
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	53,951,340

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,366,558

See accompanying notes to financial statements.

The Investment House Growth Fund
Statements of Changes in Net Assets
	Year	Year
	Ended	Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment loss	$(1,584,782)	$(966,537)
Net realized gains (losses) from investment transactions	(263,607)	1,898,841
Net realized gains from in-kind redemptions	29,995,047	—
Net change in unrealized appreciation (depreciation) on investments	24,219,900	27,500,651
Net increase in net assets resulting from operations	52,366,558	28,432,955

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(886,283)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,181,545	7,108,569
Net asset value of shares issued in reinvestment of distributions to shareholders	845,451	—
Payments for shares redeemed	(45,414,267)	(10,711,032)
Net decrease in net assets from capital share transactions	(32,387,269)	(3,602,463)

TOTAL INCREASE IN NET ASSETS	19,093,005	24,830,492

NET ASSETS
Beginning of year	195,317,378	170,486,886
End of year	214,410,384	$195,317,378

CAPITAL SHARE ACTIVITY
Shares sold	175,034	138,725
Shares reinvested	13,595	—
Shares redeemed	(628,544)	(219,804)
Net decrease in shares outstanding	(439,915)	(81,079)
Shares outstanding, beginning of year	3,155,835	3,236,914
Shares outstanding, end of year	2,715,920	3,155,835

See accompanying notes to financial statements.

The Investment House Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Year

	Years Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$61.89	$52.67	$67.58	$49.80	$39.26

Income (loss) from investment operations:
Net investment loss (a)	(0.61)	(0.31)	(0.49)	(0.41)	(0.21)
Net realized and unrealized gains (losses) on investments	17.96	9.53	(14.42)	18.19	10.75
Total from investment operations	17.35	9.22	(14.91)	17.78	10.54

Less distributions:
From net realized gains on investments	(0.29)	—	—	—	—

Net asset value at end of year	$78.95	$61.89	$52.67	$67.58	$49.80

Total return (b)	28.15%	17.50%	(22.06%)	35.70%	26.85%

Net assets at end of year (000’s)	$214,410	$195,317	$170,487	$224,304	$163,826

Ratio of total expenses to average net assets (c)	1.45%	1.42%	1.41%	1.41%	1.42%
Ratio of net investment loss to average net assets (a)(c)	(0.77%)	(0.60%)	(0.78%)	(0.71%)	(0.52%)
Portfolio turnover rate	1%	9%	10%	1%	11%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies, if any, in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.

See accompanying notes to financial statements.

The Investment House Growth Fund
Notes to Financial Statements
July 31, 2024

1. Organization

The Investment House Growth Fund (the “Fund”) is a diversified series of The Investment House Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001.

The investment objective of the Fund is long term capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser as “valuation designee”, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies

The Investment House Growth Fund
Notes to Financial Statements (Continued)

and procedures. On a quarterly basis, the Adviser’s fair valuation determinations, if any, will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of July 31, 2024 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$213,199,376	$—	$—	$213,199,376
Money Market Fund	1,328,237	—	—	1,328,237
Total	$214,527,613	$—	$—	$214,527,613

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the year ended July 31, 2024.

Share valuation – The NAV is calculated daily by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Investment House Growth Fund
Notes to Financial Statements (Continued)

Investment transactions and investment income – Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid by the Fund during the years ended July 31, 2024 and 2023 was as follows:

	Long-Term	Total
Years Ended	Capital Gains	Distributions
July 31, 2024	$886,283	$886,283
July 31, 2023	$—	$—

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that the Fund distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2024:

Cost of investments	$33,766,963
Gross unrealized appreciation	$180,760,650
Gross unrealized depreciation	—
Net unrealized appreciation	180,760,650
Accumulated capital and other losses	(1,269,580)
Distributable earnings	$179,491,070

The Investment House Growth Fund
Notes to Financial Statements (Continued)

Redemption proceeds normally are paid in cash. However, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in-kind” usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund’s assets). For book purposes, the Fund will recognize a gain on the redemption in-kind to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on a redemption in-kind are generally not recognized for tax purposes. During the year ended July 31, 2024, shares redeemed included redemption in-kind transactions of 185,500 shares valued at $31,045,885. The Fund had realized gains on these transactions of $29,995,047 recorded in the accompanying Statement of Operations.

For the year ended July 31, 2024, the Fund reclassified $1,162,986 of net investment loss against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

As of July 31, 2024, the Fund had short-term capital loss carryforwards of $263,607 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Net qualified late-year ordinary losses incurred after December 31, 2023 are deemed to arise on the first day of the Fund’s next taxable year. For the year ended July 31, 2024, the Fund deferred $1,005,973 of ordinary losses to August 1, 2024 for income tax purposes.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended July 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended July 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind transactions, if any, amounted to $2,127,660 and $6,074,108, respectively.

4. Transactions with Related Parties

A Trustee is affiliated with the Adviser and certain officers of the Trust are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

The Investment House Growth Fund
Notes to Financial Statements (Continued)

Under the terms of a Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly, at the annual rate of 1.40% of the Fund’s average daily net assets. The Adviser pays all operating expenses of the Fund not specifically assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and such extraordinary or non recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $7,500 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

PRINCIPAL HOLDER OF FUND SHARES

As of July 31, 2024, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	54%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions and/or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value.

The Investment House Growth Fund
Notes to Financial Statements (Continued)

In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The Fund also pays an annual renewal fee of $1,000 plus any legal fees related to the arrangement. The line of credit matures February 3, 2025. During the year ended July 31, 2024, the Fund incurred $69,153 of interest expense and fees related to the borrowings. The average debt outstanding and the average interest rate for the days with borrowing during the year ended July 31, 2024 were $1,260,753 and 8.25%. The largest outstanding borrowing during the year ended July 31, 2024 was $4,154,000. As of July 31, 2024, there were no outstanding borrowings for the Fund.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of July 31, 2024, the Fund had 46.8% of the value of its net assets invested in companies within the Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Investment House Growth Fund
Report of Independent Registered Public
Accounting Firm

To the Shareholders of The Investment House Growth Fund and
Board of Trustees of The Investment House Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Investment House Funds comprising The Investment House Growth Fund (the “Fund”) as of July 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 22, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audits

The Investment House Growth Fund
Report of Independent Registered Public
Accounting Firm (Continued)

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 27, 2024

The Investment House Growth Fund
Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request by calling 1-888-456-9518. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.tihllc.com.

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THE INVESTMENT HOUSE FUNDS

Investment Adviser
The Investment House LLC
5940 S. Rainbow Blvd, Suite 400
PMB 57150
Las Vegas, NV 89118

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246
1.888.456.9518

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Pkwy
Suite 310
Leawood, Kansas 66211

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees
Darrin F. DelConte
Nicholas G. Tonsich
Timothy J. Wahl
Michael A. Zupanovich

Officers
Timothy J. Wahl, President
Stacey A. Havens, Vice President
David L. Kahn, CCO and Secretary
Brian J. Lutes, Treasurer

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountants: Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	October 4, 2024

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer

Date	October 4, 2024

*	Print the name and title of each signing officer under his or her signature.